UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

Smith Barney Premier Selections

All Cap Growth Portfolio

Smith Barney Dividend Strategy Portfolio

Smith Barney Growth and Income Portfolio

SB Government Portfolio

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 100.3%
CONSUMER DISCRETIONARY - 21.9%
Hotels, Restaurants & Leisure - 5.5%
8,000	Aztar Corp.*	$257,840
10,700	Brinker International, Inc.*	402,427
8,200	CBRL Group, Inc.	337,102
20,850	Shuffle Master, Inc.*	607,152
20,300	Station Casinos, Inc.	1,248,450
13,900	WMS Industries Inc.*	435,626

		3,288,597

Household Durables - 1.1%
10,200	D.R. Horton, Inc.	405,756
3,600	The Ryland Group, Inc.	233,532

		639,288

Internet & Catalog Retail - 2.5%
34,500	Amazon.com, Inc.*	1,491,090

Leisure Equipment & Products - 1.0%
31,850	Marvel Enterprises, Inc.*	568,841

Media - 5.9%
7,400	The E.W. Scripps Co., Class A Shares	343,064
16,500	Harte-Hanks, Inc.	436,425
1,800	Pixar*	156,906
75,300	Time Warner Inc.*	1,355,400
41,500	The Walt Disney Co.	1,188,145
2,500	XM Satellite Radio Holdings, Inc., Class A Shares*	79,775

		3,559,715

Specialty Retail - 5.9%
1,300	Bed Bath & Beyond Inc.*	52,377
15,000	Chico’s FAS, Inc.*	790,200
11,200	Dick’s Sporting Goods, Inc.*	380,800
3,100	Guitar Center, Inc.*	177,475
33,600	The Home Depot, Inc.	1,386,336
11,749	PETsMART, Inc.	355,172
7,000	The Sports Authority, Inc.*	177,590
6,100	Williams-Sonoma, Inc.*	211,060

		3,531,010

	TOTAL CONSUMER DISCRETIONARY	13,078,541

CONSUMER STAPLES - 7.5%
Beverages - 2.1%
30,100	The Coca-Cola Co.	1,248,849

Food Products - 2.4%
14,000	Hormel Foods Corp.	441,000
14,400	Wm. Wrigley Jr. Co.	1,013,616

		1,454,616

Personal Products - 3.0%
35,200	The Gillette Co.	1,785,344

	TOTAL CONSUMER STAPLES	4,488,809

See Notes to Schedules of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
ENERGY - 4.5%
Energy Equipment & Services - 2.9%
7,400	Cal Dive International, Inc.*	$323,380
16,600	FMC Technologies, Inc.*	508,458
9,150	Nabors Industries, Ltd.*	461,160
7,300	Smith International, Inc.	432,160

		1,725,158

Oil & Gas - 1.6%
3,900	Murphy Oil Corp.	348,192
5,000	Newfield Exploration Co.*	306,000
9,000	Whiting Petroleum Corp.*	314,280

		968,472

	TOTAL ENERGY	2,693,630

FINANCIALS - 14.4%
Banks - 2.3%
3,800	East-West Bancorp, Inc.	147,972
6,500	New York Community Bancorp, Inc.	115,895
11,000	North Fork Bancorporation, Inc.	315,700
100	PrivateBancorp, Inc.	3,270
6,400	TCF Financial Corp.	179,904
7,300	Westamerica Bancorporation	379,016
3,800	Zions Bancorporation	257,716

		1,399,473

Diversified Financials - 5.9%
10,950	Affiliated Managers Group, Inc.*	694,340
2,900	The Bear Stearns Cos. Inc.	293,074
6,650	Legg Mason, Inc.	513,580
24,700	Merrill Lynch & Co., Inc.	1,483,729
7,200	National Financial Partners Corp.	281,304
5,500	SLM Corp.	276,045

		3,542,072

Insurance - 5.6%
3,867	Ambac Financial Group, Inc.	297,295
17,000	American International Group, Inc.	1,126,930
497	Berkshire Hathaway, Inc., Class B Shares*	1,488,073
10,500	Willis Group Holdings Ltd.	406,140

		3,318,438

Real Estate - 0.6%
2,600	Alexandria Real Estate Equities, Inc.	173,056
9,800	Bluegreen Corp.*	209,230

		382,286

	TOTAL FINANCIALS	8,642,269

HEALTHCARE - 16.1%
Biotechnology - 3.7%
19,600	Amgen Inc.*	1,219,904

See Notes to Schedules of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Biotechnology - 3.7% (continued)
4,000	Gen-Probe, Inc.*	$195,240
10,200	Gilead Sciences, Inc.*	337,620
4,300	OSI Pharmaceuticals, Inc.*	279,930
7,500	Serologicals Corp.*	177,300

		2,209,994

Healthcare Equipment & Supplies - 3.4%
10,900	Dade Behring Holdings Inc.*	622,935
8,550	DENTSPLY International Inc.	479,399
12,400	Kyphon Inc.*	340,628
4,800	ResMed, Inc.*	246,240
8,900	Varian Medical Systems, Inc.*	335,797

		2,024,999

Healthcare Providers & Services - 4.1%
8,000	Amedisys, Inc.*	240,800
20,000	Centene Corp.*	671,000
3,200	DaVita, Inc.*	134,272
2,900	PacifiCare Health Systems, Inc.*	178,437
12,500	Sierra Health Services, Inc. *	686,625
24,200	VCA Antech, Inc.*	448,910
2,900	WellCare Health Plans, Inc.*	102,080

		2,462,124

Pharmaceuticals - 4.9%
10,700	Impax Laboratories, Inc.*	183,452
20,800	Johnson & Johnson	1,345,760
11,900	Medicis Pharmaceutical Corp., Class A Shares	429,590
41,300	Pfizer Inc.	997,808

		2,956,610

	TOTAL HEALTHCARE	9,653,727

INDUSTRIALS - 10.7%
Aerospace & Defense - 0.7%
6,485	Alliant Techsystems Inc.*	431,771

Building Products - 0.7%
10,500	American Standard Cos. Inc.	420,420

Commercial Services & Supplies - 3.8%
15,100	Alliance Data Systems Corp.*	655,642
7,101	ARAMARK Corp., Class B Shares	184,555
20,400	CSG Systems International, Inc.*	369,648
10,900	DiamondCluster International, Inc.*	163,009
3,600	DST Systems, Inc.*	174,528
15,300	Labor Ready Inc.*	242,352
4,000	Laureate Education, Inc.*	177,440
6,650	Manpower, Inc.	323,522

		2,290,696

See Notes to Schedules of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Industrial Conglomerates - 2.0%
32,800	General Electric Co.	$1,185,064

Machinery - 0.3%
5,100	Navistar International Corp.*	198,492

Road & Rail - 1.4%
19,900	Heartland Express Inc.	422,676
10,600	Old Dominion Freight Line, Inc.*	374,710

		797,386

Trading Companies & Distributors - 1.8%
6,000	Fastenal Co.	360,780
20,500	MSC Industrial Direct Co., Class A Shares	709,710

		1,070,490

	TOTAL INDUSTRIALS	6,394,319

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 3.4%
44,400	Cisco Systems, Inc.*	800,976
21,200	FalconStor Software, Inc.*	172,992
7,800	Juniper Networks, Inc.*	196,014
55,300	Motorola, Inc.	870,422

		2,040,404

Computers & Peripherals - 2.9%
7,500	Avid Technology, Inc.*	472,875
28,000	Dell Inc.*	1,169,280
2,230	Synaptics Inc.*	82,666

		1,724,821

Electronic Equipment & Instruments - 3.5%
14,200	Benchmark Electronics, Inc.*	453,974
6,200	Diebold, Inc.	333,808
6,700	Roper Industries, Inc.	389,002
2,700	Scansource Inc.*	173,529
13,000	Thermo Electron Corp.*	389,220
10,000	Trimble Navigation Ltd.*	355,600

		2,095,133

Internet Software & Services - 0.2%
5,000	Ask Jeeves, Inc.*	141,800

IT Consulting & Services - 1.2%
10,600	Acxiom Corp.	244,648
40,800	MPS Group, Inc.*	460,632

		705,280

Semiconductor Equipment & Products - 5.1%
40,400	Intel Corp.	906,980
7,100	Linear Technology Corp.	267,954
19,300	Microsemi Corp.*	297,799
11,900	NVIDIA Corp.*	272,748
55,300	Texas Instruments Inc.	1,283,513

		3,028,994

See Notes to Schedules of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Software - 5.4%
10,600	Amdocs Ltd.*	$315,350
13,000	Epicor Software Corp.*	175,370
6,650	Mercury Interactive Corp.*	291,070
50,300	Microsoft Corp.	1,321,884
51,400	Quest Software, Inc.*	729,880
16,500	VERITAS Software Corp.*	424,380

		3,257,934

	TOTAL INFORMATION TECHNOLOGY	12,994,366

MATERIALS - 3.5%
Chemicals - 1.2%
7,400	Air Products & Chemicals, Inc.	435,934
5,500	Georgia Gulf Corp.	281,270

		717,204

Containers & Packaging - 1.0%
12,700	Jarden Corp.*	584,200

Metals & Mining - 1.3%
17,600	AK Steel Holding Corp.*	255,376
10,000	Compass Minerals International Inc.	219,700
21,900	Glamis Gold Ltd.*	345,144

		820,220

	TOTAL MATERIALS	2,121,624

	TOTAL COMMON STOCK (Cost - $52,972,548)	60,067,285

FACE AMOUNT
REPURCHASE AGREEMENT - 0.3%
$159,000	Deutsche Bank Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $159,011; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.625% due 2/3/05 to 7/15/32; Market value - $162,180) (Cost - $159,000)	159,000

	TOTAL INVESTMENTS - 100.6% (Cost - $53,131,548**)	60,226,285
	Liabilities in Excess of Other Assets - (0.6)%	(372,447)

	TOTAL NET ASSETS - 100.0%	$59,853,838

*	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 85.3%
CONSUMER DISCRETIONARY - 5.2%
Hotels, Restaurants & Leisure - 0.6%
13,421	McDonald’s Corp.	$434,706

Household Durables - 0.9%
8,033	Fortune Brands, Inc.	674,611

Media - 0.9%
7,836	Gannett Co., Inc.	627,193
5,500	Regal Entertainment Group, Class A Shares	109,450

		736,643

Multi-Line Retail - 2.1%
7,827	Family Dollar Stores, Inc.	261,813
11,689	Target Corp.	593,450
14,433	Wal-Mart Stores, Inc.	756,289

		1,611,552

Specialty Retail - 0.7%
14,199	The Home Depot, Inc.	585,851

	TOTAL CONSUMER DISCRETIONARY	4,043,363

CONSUMER STAPLES - 5.0%
Beverages - 0.9%
2,500	The Coca-Cola Co.	103,725
11,797	PepsiCo, Inc.	633,499

		737,224

Food Products - 1.7%
5,200	Campbell Soup Co.	152,464
4,000	General Mills, Inc.	211,960
10,829	H.J. Heinz Co.	409,444
15,604	Kraft Foods, Inc., Class A Shares	530,224

		1,304,092

Household Products - 2.4%
19,099	Kimberly-Clark Corp.	1,251,175
11,390	The Procter & Gamble Co.	606,290

		1,857,465

	TOTAL CONSUMER STAPLES	3,898,781

ENERGY - 6.9%
Oil & Gas - 6.9%
27,725	BP PLC, Sponsored ADR	1,652,964
23,946	ChevronTexaco Corp.	1,302,662
9,275	Equitable Resources, Inc.	529,046
37,673	Exxon Mobil Corp.	1,943,927

	TOTAL ENERGY	5,428,599

FINANCIALS - 18.7%
Banks - 6.8%
25,293	The Bank of New York Co., Inc.	751,455
17,504	Bank of America Corp.	811,660

See Notes to Schedules of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Banks - 6.8% (continued)
10,000	Golden West Financial Corp.	$646,200
24,000	U.S. Bancorp	721,200
10,463	UBS AG	851,479
25,398	Wells Fargo & Co.	1,556,897

		5,338,891

Diversified Financials - 4.4%
4,700	Freddie Mac	306,863
10,977	ING Groep N.V., Sponsored ADR	316,796
47,241	JPMorgan Chase & Co.	1,763,507
14,325	MBNA Corp.	380,759
11,500	Merrill Lynch & Co., Inc.	690,805

		3,458,730

Insurance - 2.7%
3,250	ACE Ltd.	141,050
6,664	American International Group, Inc.	441,757
12,500	Assurant, Inc.	406,625
14,721	The Chubb Corp.	1,096,420

		2,085,852

Real Estate - 4.8%
31,711	Equity Office Properties Trust	887,274
14,700	The Mills Corp.	822,171
25,600	Plum Creek Timber Co.	914,432
12,204	ProLogis	465,461
12,019	Simon Property Group, Inc.	712,727

		3,802,065

	TOTAL FINANCIALS	14,685,538

HEALTHCARE - 12.8%
Healthcare Equipment & Supplies - 0.2%
2,500	Medtronic, Inc.	131,225

Pharmaceuticals - 12.6%
42,456	Abbott Laboratories	1,911,369
13,905	Eli Lilly & Co.	754,207
34,994	GlaxoSmithKline PLC, Sponsored ADR	1,559,683
36,942	Johnson & Johnson	2,390,147
57,897	Pfizer, Inc.	1,398,792
46,805	Wyeth	1,854,882

		9,869,080

	TOTAL HEALTHCARE	10,000,305

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.5%
7,902	Raytheon Co.	295,535
8,463	United Technologies Corp.	852,055

		1,147,590

Building Products - 0.3%
5,607	Masco Corp.	206,338

See Notes to Schedules of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 1.9%
14,500	Automatic Data Processing, Inc.	$630,460
4,000	Avery Dennison Corp.	240,360
20,428	Waste Management, Inc.	592,412

		1,463,232

Electrical Equipment - 2.7%
9,351	Cooper Industries Ltd., Class A Shares	649,894
21,910	Emerson Electric Co.	1,473,228

		2,123,122

Industrial Conglomerates - 6.0%
10,100	3M Co.	852,036
68,699	General Electric Co.	2,482,095
39,371	Honeywell International, Inc.	1,416,569

		4,750,700

Marine - 0.0%
1,810	Arlington Tankers, Ltd.	42,445

	TOTAL INDUSTRIALS	9,733,427

INFORMATION TECHNOLOGY - 3.5%
Computers & Peripherals - 0.9%
5,200	Hewlett-Packard Co.	101,868
6,530	International Business Machines Corp.	610,033

		711,901

Electronic Equipment & Instruments - 0.6%
104,701	Solectron Corp.*	520,364

Software - 2.0%
58,821	Microsoft Corp.	1,545,816

	TOTAL INFORMATION TECHNOLOGY	2,778,081

MATERIALS - 10.6%
Chemicals - 5.4%
38,017	The Dow Chemical Co.	1,889,445
18,207	E.I. du Pont de Nemours & Co.	865,925
26,700	Olin Corp.	594,609
12,480	PPG Industries, Inc.	858,374

		4,208,353

Metals & Mining - 2.5%
42,077	Alcoa Inc.	1,241,692
16,744	Newmont Mining Corp.	696,383

		1,938,075

Paper & Forest Products - 2.7%
20,615	International Paper Co.	807,077
245	Neenah Paper, Inc.	7,813
21,488	Weyerhaeuser Co.	1,340,851

		2,155,741

	TOTAL MATERIALS	8,302,169

See Notes to Schedules of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.1%
42,511	Bell South Corp.	$1,115,489
55,333	SBC Communications, Inc.	1,314,712
45,513	Verizon Communications, Inc.	1,619,808

		4,050,009

Wireless Telecommunication Services - 0.3%
8,200	Vodafone Group PLC, Sponsored ADR	213,036

	TOTAL TELECOMMUNICATION SERVICES	4,263,045

UTILITIES - 4.8%
Electric Utilities - 1.8%
10,221	Ameren Corp.	512,277
12,431	Cinergy Corp.	500,845
5,658	FPL Group, Inc.	433,629

		1,446,751

Gas Utilities - 1.3%
12,000	KeySpan Corp.	473,640
23,800	NiSource, Inc.	545,020

		1,018,660

Multi-Utilities - 1.7%
46,225	Utilities Select Sector SPDR Fund, ETF	1,314,639

	TOTAL UTILITIES	3,780,050

	TOTAL COMMON STOCK (Cost - $63,118,946)	66,913,358

CONVERTIBLE PREFERRED STOCK - 1.5%
FINANCIALS - 0.6%
Diversified Financials - 0.6%
2,245	State Street Corp., 6.750%	464,715

HEALTHCARE - 0.9%
Healthcare Equipment & Supplies - 0.9%
13,698	Baxter International Inc., 7.000%	747,911

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $1,192,217)	1,212,626

WARRANTS
WARRANTS - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
1,767	Lucent Technologies, Inc. (Exercise price of $2.75 per share expiring on 12/10/07. Each warrant exercisable for 1 share of common stock.) (Cost - $0)*	2,058

	SUB-TOTAL INVESTMENTS (Cost - $64,311,163)	68,128,042

See Notes to Schedules of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENTS - 13.3%
$4,872,000	Bank of America dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $4,872,338; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 2/1/05 to 1/15/14; Market value - $4,969,440)	$4,872,000
2,554,000	Deutsche Bank Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $2,554,177; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.625% due 2/3/05 to 7/15/32; Market value - $2,605,080)	2,554,000
3,000,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $3,000,208; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.875% due 2/4/05 to 8/6/38; Market value - $3,060,000)	3,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $10,426,000)	10,426,000

	TOTAL INVESTMENTS - 100.1% (Cost - $74,737,163**)	78,554,042
	Liabilities in Excess of Other Assets - (0.1)%	(75,626)

	TOTAL NET ASSETS - 100.0%	$78,478,416

*	Non-income producing security.

**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
SPDR	— Standard & Poor’s Depositary Receipt

See Notes to Schedules of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.7%
CONSUMER DISCRETIONARY - 12.5%
Hotels, Restaurants & Leisure - 1.0%
1,300	Ctrip.com International Ltd., Sponsored ADR (a)(b)	$53,559
20,840	McDonald’s Corp.	675,008

		728,567

Household Durables - 0.9%
31,820	Newell Rubbermaid, Inc.	684,766

Leisure Equipment & Products - 1.2%
45,540	Mattel, Inc.	885,753

Media - 5.5%
27,550	Comcast Corp., Class A Shares (a)	886,834
3,990	Comcast Corp., Special Class A Shares (a)	126,124
61,734	Liberty Media Corp., Class A Shares (a)	644,503
43,220	News Corp., Class A Shares	734,740
2,900	News Corp., Class B Shares	50,982
49,000	Time Warner, Inc. (a)	882,000
19,120	Viacom Inc., Class B Shares	713,941

		4,039,124

Multi-Line Retail - 2.4%
13,180	Costco Wholesale Corp.	623,019
27,100	Dollar General Corp.	547,691
14,400	J.C. Penney Co., Inc.	615,168

		1,785,878

Specialty Retail - 1.5%
21,160	Best Buy Co., Inc.	1,138,196

	TOTAL CONSUMER DISCRETIONARY	9,262,284

CONSUMER STAPLES - 7.7%
Beverages - 2.0%
27,010	PepsiCo, Inc.	1,450,437

Food Products - 2.2%
19,660	Kellogg Co.	877,622
30,600	Sara Lee Corp.	718,488

		1,596,110

Household Products - 2.5%
11,470	Kimberly-Clark Corp.	751,400
20,840	The Procter & Gamble Co.	1,109,313

		1,860,713

Personal Products - 1.0%
17,050	The Estee Lauder Cos. Inc., Class A Shares	769,637

	TOTAL CONSUMER STAPLES	5,676,897

See Notes to Schedules of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
ENERGY - 7.5%
Energy Equipment & Services - 1.8%
18,540	ENSCO International Inc.	$634,624
18,860	GlobalSantaFe Corp.	666,890

		1,301,514

Oil & Gas - 5.7%
13,260	ChevronTexaco Corp.	721,344
33,020	Exxon Mobil Corp.	1,703,832
7,000	Nexen Inc.	290,780
13,990	Total S.A., Sponsored ADR (b)	1,504,625

		4,220,581

	TOTAL ENERGY	5,522,095

FINANCIALS - 21.4%
Banks - 8.3%
47,536	Bank of America Corp.	2,204,244
11,810	Comerica Inc.	683,327
19,870	U.S. Bancorp	597,094
16,060	Wachovia Corp.	880,891
28,940	Wells Fargo & Co.	1,774,022

		6,139,578

Diversified Financials - 9.2%
17,960	American Express Co.	958,166
9,400	Capital One Financial Corp.	735,832
1,500	The Chicago Mercantile Exchange	321,750
10,650	Freddie Mac	695,338
9,310	The Goldman Sachs Group, Inc.	1,004,084
38,548	JPMorgan Chase & Co.	1,438,997
5,500	Legg Mason, Inc.	424,765
20,420	Merrill Lynch & Co., Inc.	1,226,629

		6,805,561

Insurance - 3.9%
18,410	American International Group, Inc.	1,220,399
8,400	Assurant, Inc.	273,252
8	Berkshire Hathaway Inc., Class A Shares (a)	719,200
8,280	The Chubb Corp.	616,694

		2,829,545

	TOTAL FINANCIALS	15,774,684

HEALTHCARE - 10.7%
Biotechnology - 2.1%
15,010	Amgen Inc. (a)	934,222

See Notes to Schedules of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Biotechnology - 2.1% (continued)
9,950	OSI Pharmaceuticals, Inc. (a)	$647,745

		1,581,967

Healthcare Equipment & Supplies - 1.1%
12,610	Fisher Scientific International (a)	796,321

Healthcare Providers & Services - 1.4%
17,400	Coventry Health Care, Inc. (a)	990,060

Pharmaceuticals - 6.1%
24,010	GlaxoSmithKline PLC, Sponsored ADR	1,070,126
28,700	Pfizer Inc.	693,392
10,300	Sepracor Inc. (a)	588,954
45,480	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,306,640
21,280	Wyeth	843,326

		4,502,438

	TOTAL HEALTHCARE	7,870,786

INDUSTRIALS - 15.7%
Aerospace & Defense - 4.5%
32,820	The Boeing Co.	1,660,692
9,720	Lockheed Martin Corp.	561,913
29,170	Raytheon Co.	1,090,958

		3,313,563

Building Products - 1.1%
21,060	American Standard Cos. Inc.	843,242

Commercial Services & Supplies - 2.7%
13,030	Avery Dennison Corp.	782,973
22,000	Paychex, Inc.	670,780
18,310	Waste Management, Inc.	530,990

		1,984,743

Industrial Conglomerates - 6.7%
90,600	General Electric Co.	3,273,378
20,060	Honeywell International Inc.	721,759
26,540	Tyco International Ltd.	959,156

		4,954,293

Machinery - 0.7%
12,670	Navistar International Corp. (a)	493,116

	TOTAL INDUSTRIALS	11,588,957

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 4.1%
360,150	ADC Telecommunications, Inc. (a)	925,585
46,990	Cisco Systems, Inc. (a)	847,700
291,490	Nortel Networks Corp. (a)	947,343
15,800	Polycom, Inc. (a)	273,024

		2,993,652

See Notes to Schedules of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 4.4%
28,830	Dell Inc. (a)	$1,203,941
13,830	International Business Machines Corp.	1,291,999
9,400	Lexmark International, Inc., Class A Shares (a)	783,490

		3,279,430

Internet Software & Services - 0.1%
2,600	SINA Corp. (a)(b)	68,900

Semiconductor Equipment & Products - 1.0%
31,890	Intel Corp.	715,930

Software - 4.6%
33,130	BMC Software, Inc. (a)	557,578
94,120	Microsoft Corp.	2,473,474
27,640	Oracle Corp. (a)	380,603

		3,411,655

	TOTAL INFORMATION TECHNOLOGY	10,469,567

MATERIALS - 3.6%
Containers & Packaging - 0.4%
20,650	Smurfit-Stone Container Corp. (a)	310,576

Metals & Mining - 2.1%
56,790	Barrick Gold Corp.	1,241,429
16,800	Placer Dome, Inc.	286,440

		1,527,869

Paper & Forest Products - 1.1%
21,920	International Paper Co.	858,168

	TOTAL MATERIALS	2,696,613

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
45,900	Sprint Corp.	1,093,797

Wireless Telecommunication Services - 0.7%
19,100	Nextel Communications, Inc., Class A Shares (a)	547,979

	TOTAL TELECOMMUNICATION SERVICES	1,641,776

UTILITIES - 2.2%
Gas Utilities - 1.4%
93,920	El Paso Corp.	1,020,910

Multi - Utilities - 0.8%
15,300	Sempra Energy	569,466

	TOTAL UTILITIES	1,590,376

	TOTAL COMMON STOCK (Cost - $62,641,444)	72,094,035

See Notes to Schedules of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 4.4%
REPURCHASE AGREEMENT - 2.2%
$1,613,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $1,613,112; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.875% due 2/4/05 to 8/6/38; Market value - $1,645,260) (Cost - $1,613,000)	$1,613,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 2.2%
1,610,630	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $1,610,630)	1,610,630

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,223,630)	3,223,630

	TOTAL INVESTMENTS - 102.1% (Cost - $65,865,074*)	75,317,665
	Liabilities in Excess of Other Assets - (2.1)%	(1,537,474)

	TOTAL NET ASSETS - 100.0%	$73,780,191

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

SB GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS - 34.6%
	U.S. Treasury:
	Bonds:
$300,000	7.250% due 5/15/16	$379,090
200,000	9.000% due 11/15/18 (a)	293,539
700,000	7.625% due 2/15/25	971,387
	Notes:
1,500,000	3.125% due 5/15/07	1,493,907
7,000,000	3.250% due 8/15/07 (a)	6,984,145
10,000,000	3.000% due 2/15/08	9,878,130
5,000,000	3.125% due 4/15/09 (a)	4,908,400
12,500,000	3.500% due 11/15/09	12,408,212
1,500,000	4.875% due 2/15/12	1,586,778
5,000,000	4.000% due 11/15/12 (a)	5,006,255
1,350,000	STRIPS due 5/15/05	1,340,512

	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $45,449,397)	45,250,355

U.S. GOVERNMENT AGENCIES - 57.2%
Agency Debentures - 2.7%
700,000	Federal Home Loan Bank (FHLB), Series K805, 6.500% due 11/15/05	718,738
	Fannie Mae:
1,700,000	5.250% due 1/15/09	1,787,287
1,000,000	4.329% due 2/17/09 (b)	999,840

		3,505,865

Collateralized Mortgage Obligations - 1.4%
	Freddie Mac:
121,832	Series 2525, Class AM, 4.500% due 4/15/32	117,883
4,661,866	Series 2686, Class QI, 5.500% due 1/15/23 (PAC IO)	334,640
1,316,436	Series 2780, Class SL, 6.000% due 4/15/34 (PAC-2) (b)	1,348,382

		1,800,905

Mortgage-Backed Securities - 53.1%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
391,056	6.500% due 9/1/31	409,971
191,807	6.000% due 12/1/31	198,278
383,913	5.000% due 8/1/33	384,441
2,600,000	5.000%, 30 year (c)(d)	2,596,750
1,600,000	6.000%, 30 year (c)(d)	1,653,501
	Federal National Mortgage Association (FNMA):
59,860	6.000% due 8/1/16	62,698
25,930	6.500% due 4/1/29	27,184
167,196	7.000% due 11/1/31	177,048
11,289	7.500% due 3/1/32	12,090
153,854	7.500% due 4/1/32	164,771
174,332	6.500% due 5/1/32	182,574
80,127	7.500% due 5/1/32	85,812
385,744	6.000% due 6/1/32	398,520
2,538,327	6.000% due 1/1/33	2,622,401
1,000,000	5.500%, 15 year (c)(d)	1,031,562
1,000,000	6.000%, 15 year (c)(d)	1,046,562

See Notes to Schedules of Investments.

SB GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
Mortgage-Backed Securities - 53.1% (continued)
$2,400,000	4.500%, 30 year (c)(d)	$2,343,000
5,000,000	5.000%, 30 year (c)(d)	4,989,060
25,500,000	5.500%, 30 year (c)(d)	25,970,169
7,000,000	6.500%, 30 year (c)(d)	7,325,934
10,000,000	7.000%, 30 year (c)(d)	9,950,000
	Government National Mortgage Association (GNMA):
80,680	6.500% due 6/15/31	85,037
107,236	7.000% due 9/15/31	113,923
7,355,857	6.000% due 3/15/33	7,648,702

		69,479,988

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $73,951,251)	74,786,758

	SUB-TOTAL INVESTMENTS (Cost - $119,400,648)	120,037,113

SHORT-TERM INVESTMENTS - 51.1%
U.S. GOVERNMENT AGENCY DISCOUNT NOTES (a) - 37.9%
	Federal Farm Credit Discount Corp.:
12,000,000	2.190% yield due 2/4/05	11,997,810
12,500,000	2.340% yield due 2/10/05	12,492,687
25,000,000	Federal Home Loan Bank (FHLB), 2.270% yield due 2/9/05	24,987,389

	TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES (Cost - $49,477,886)	49,477,886

REPURCHASE AGREEMENT (a) - 13.2%
17,283,000	UBS Securities LLC dated 1/31/05, 2.420% due 2/1/05; Proceeds at maturity - $17,284,162; (Fully collateralized by U.S. Treasury Bills due 5/12/05; Market value - $17,628,660) (Cost - $17,283,000)	17,283,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $66,760,886)	66,760,886

	TOTAL INVESTMENTS - 142.9% (Cost - $186,161,534*)	186,797,999
	Liabilities in Excess of Other Assets - (42.9)%	(56,097,228)

	TOTAL NET ASSETS - 100.0%	$130,700,771

(a)	Securities with an aggregate market value of $77,420,818 are segregated and/or held as collateral for mortgage dollar rolls, TBA’s and/or open futures contracts.

(b)	Rate shown reflects rate in effect at January 31, 2005 on instrument with variable rate or step coupon rates.

(c)	Security acquired under mortgage dollar roll agreement.

(d)	Security is traded on a to-be-announced (“TBA”) basis.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest only
PAC	— Planned amortization class
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— To Be Announced

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Dividend Strategy Portfolio (formerly known as Smith Barney Large Cap Core Portfolio), Smith Barney Growth and Income Portfolio and SB Government Portfolio (“Funds”) are separate diversified investment funds of Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedules of Investments (unaudited) (continued)

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(e) Mortgage Dollar Roll Transactions. The Funds may enter into dollar rolls in which the Funds sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of the similar securities.

(f) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in U.S. Government Agency Mortgage Pass-Through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Security Transactions. Security transactions are recorded on a trade date.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Smith Barney Premier Selections All Cap Growth Portfolio	Smith Barney Dividend Strategy Portfolio	Smith Barney Growth and Income Portfolio	SB Government Portfolio
Gross unrealized appreciation	$9,253,083	$5,132,063	$10,605,382	$1,256,799
Gross unrealized depreciation	(2,158,346)	(1,315,184)	(1,152,791)	(620,334)

Net unrealized appreciation	$7,094,737	$3,816,879	$9,452,591	$636,465

Notes to Schedules of Investments (unaudited) (continued)

At January 31, 2005, SB Government Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury 10 Year Notes	200	3/05	$22,320,257	$22,453,125	$132,868
U.S. Treasury 20 Year Bonds	91	3/05	10,138,299	10,450,781	312,482

					445,350

Contracts to Sell:
U.S. Treasury 2 Year Notes	33	3/05	6,921,681	6,899,063	22,618
U.S. Treasury 5 Year Notes	65	3/05	7,143,021	7,101,250	41,771

					64,389

Total Unrealized Gain on Open Futures Contracts					$509,739

At January 31, 2005, Smith Barney Growth and Income Portfolio had loaned securities having a market value of $1,584,555. The Fund received cash collateral amounting to $1,610,630, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

The average monthly balance of dollar rolls outstanding during the period ended January 31, 2005, was $57,265,229. At January 31, 2005, SB Government Portfolio had outstanding mortgage dollar rolls with a total cost of $56,267,352. At January 31, 2005, counterparties with mortgage dollar rolls in excess of 10% of total net assets for SB Government Portfolio was Merrill Lynch & Co., Inc. which amounted to $14,904,384.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2005

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 31, 2005